Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Ifrs Statement
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Calliditas Therapeutics AB
Entity File Number	001-38097
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Kungsbron 1, D5
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	59,580,087
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001795579
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Auditor Name	Ernst & Young AB
Auditor Firm ID	1433
Auditor Location	Stockholm
Entity Address, Postal Zip Code	111 22
American Depositary Shares, Each Representing Two Common Shares, Quota Value SEK 0.04 Per Share
Ifrs Statement
Title of 12(b) Security	American Depositary Shares, each representing two common shares, quota value SEK 0.04 per share
Trading Symbol	CALT
Security Exchange Name	NASDAQ
Ordinary shares
Ifrs Statement
Title of 12(b) Security	Common shares, quota value SEK 0.04 per share *
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Ifrs Statement
Entity Address, Address Line One	Kungsbron 1, D5
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Contact Personnel Name	Renée Aguiar-Lucander
City Area Code	+46 (0)
Local Phone Number	8 411 3005
Contact Personnel Email Address	renee.lucander@calliditas.com
Entity Address, Postal Zip Code	111 22